Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases	As of December 31, 2020, future minimum payments under non-cancellable operating leases were as follows:

	RMB	US$
2021	8,821	1,352
2022	7,695	1,179
2023	5,429	832
2024	2,127	326

Total	24,072	3,689